LONG-TERM DEBT - Summary of interest rates on the debt, excluding the impact of swaps and commitment fees - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Debt Instrument [Line Items]
Effective interest rate	4.87%	4.82%	4.94%	4.63%
Minimum
Debt Instrument [Line Items]
Range of interest rates (excluding impact of swaps and unused commitment fees)	4.53%	4.53%	4.53%	3.89%
Maximum
Debt Instrument [Line Items]
Range of interest rates (excluding impact of swaps and unused commitment fees)	5.58%	5.64%	6.06%	5.64%